9 Other accounts receivable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Other receivable	R$ 34	R$ 243
Other receivables, current	34	206
Other receivables, non-current		37
Rental receivables - commercial galleries [member]
Disclosure of fair value measurement of assets [line items]
Other receivable	6	71
Sales of real estate properties [member]
Disclosure of fair value measurement of assets [line items]
Other receivable	22	101
Others accounts receivable - exito group [member]
Disclosure of fair value measurement of assets [line items]
Other receivable		61
Others [member]
Disclosure of fair value measurement of assets [line items]
Other receivable	R$ 6	R$ 10